Installment Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income on loans	¥ 127,128	¥ 118,982	¥ 110,390
Loans held for sale in installment loans	22,548	21,867
Loans held for sale measured at fair value	19,232	20,673
Installment loans	2,815,706	2,592,233
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	24,795	30,524
Fair value at the acquisition date of purchased loans acquired during the period	6,326	7,799
Purchased loans | Class Of Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans for which valuation allowances were provided	¥ 7,443	¥ 11,013